OPERATING SEGMENTS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating segments [Line Items]
Total interest and valuation		$ 16,685,677		$ 15,748,805		$ 11,269,644
Interest income on loans and financial leases		15,973,585		15,020,342		10,953,240
Total Debt investments		859,731		742,714		366,070
Derivatives		(61,667)		(4,750)		31,835
Total liquidity operations		(85,972)		(9,501)		(81,501)
Interest expenses		(6,232,986)		(6,053,100)		(4,037,941)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		10,452,691		9,695,705		7,231,703
Total credit impairment charges, net		(3,461,845)		(2,731,152)		(1,675,101)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		6,990,846		6,964,553		5,556,602
Revenues (Expenses) from transactions with other operating segments of the Bank		0		0		0
Total fees and commission income, net		2,504,193		2,318,964		1,993,044
Other operating income		1,632,346		1,487,123		1,372,702
Dividends received, and share of profits of equity method investees		266,170		176,692		211,574
Joint venture impairment		(173,339)		0		0
Total operating income, net		11,220,216		10,947,332		9,133,922
Operating expenses		(6,748,562)	[1]	(6,461,241)	[1]	(5,421,002)	[2]
Impairment, depreciation and amortization		(478,883)		(517,809)		(477,285)	[3]
Total operating expenses		(7,227,445)		(6,979,050)		(5,898,287)
Profit before tax		3,992,771		3,968,282		3,235,635
Banking Colombia [Member]
Operating segments [Line Items]
Total interest and valuation		12,984,301		11,586,785		8,992,368
Interest income on loans and financial leases		12,576,159		11,196,951		8,785,739
Total Debt investments		602,304		464,504		249,459
Derivatives		(54,156)		(10,197)		50,362
Total liquidity operations		(140,006)		(64,473)		(93,192)
Interest expenses		(4,791,976)		(4,542,701)		(3,192,822)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		8,192,325		7,044,084		5,799,546
Total credit impairment charges, net		(3,196,065)		(1,797,848)		(1,509,519)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		4,996,260		5,246,236		4,290,027
Revenues (Expenses) from transactions with other operating segments of the Bank		(59,884)		(65,915)		(68,915)
Total fees and commission income, net		1,588,246		1,269,298		1,347,999
Other operating income		673,850		603,860		483,556
Dividends received, and share of profits of equity method investees		(53,141)		(264,715)		(40,115)
Joint venture impairment		0
Total operating income, net		7,145,331		6,788,764		6,012,552
Operating expenses		(4,717,591)	[1]	(4,150,984)	[1]	(3,836,019)	[2]
Impairment, depreciation and amortization		(147,034)		(147,261)		(247,446)	[3]
Total operating expenses		(4,864,625)		(4,298,245)		(4,083,465)
Profit before tax		2,280,706		2,490,519		1,929,087
Banking Panama [Member]
Operating segments [Line Items]
Total interest and valuation		1,495,446		1,399,852		1,119,540
Interest income on loans and financial leases		1,374,398		1,284,986		1,041,780
Total Debt investments		93,154		94,284		64,466
Derivatives		438		3,274		2,704
Total liquidity operations		27,456		17,308		10,590
Interest expenses		(523,312)		(457,611)		(363,373)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		972,134		942,241		756,167
Total credit impairment charges, net		(46,468)		(367,781)		(82,344)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		925,666		574,460		673,823
Revenues (Expenses) from transactions with other operating segments of the Bank		(26,837)		(20,600)		(6,098)
Total fees and commission income, net		205,645		180,286		136,372
Other operating income		7,784		18,828		104,448
Dividends received, and share of profits of equity method investees		7,038		4,692		69,127
Joint venture impairment		0
Total operating income, net		1,119,296		757,666		977,672
Operating expenses		(569,219)	[1]	(589,535)	[1]	(606,582)	[2]
Impairment, depreciation and amortization		(55,197)		(62,459)		(49,590)	[3]
Total operating expenses		(624,416)		(651,994)		(656,172)
Profit before tax		494,880		105,672		321,500
Banking El Salvador [Member]
Operating segments [Line Items]
Total interest and valuation		882,806		901,757		728,582
Interest income on loans and financial leases		830,050		844,687		706,582
Total Debt investments		31,582		48,264		19,747
Derivatives		0		0		0
Total liquidity operations		21,174		8,806		2,253
Interest expenses		(256,994)		(252,011)		(187,743)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		625,812		649,746		540,839
Total credit impairment charges, net		(110,018)		(55,985)		(26,933)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		515,794		593,761		513,906
Revenues (Expenses) from transactions with other operating segments of the Bank		(963)		(3,054)		(8,475)
Total fees and commission income, net		170,834		158,262		140,398
Other operating income		(6,405)		1,302		24
Dividends received, and share of profits of equity method investees		324		711		1,716
Joint venture impairment		0
Total operating income, net		679,584		750,982		647,569
Operating expenses		(383,002)	[1]	(390,309)	[1]	(330,362)	[2]
Impairment, depreciation and amortization		(34,671)		(50,323)		(27,761)	[3]
Total operating expenses		(417,673)		(440,632)		(358,123)
Profit before tax		261,911		310,350		289,446
Banking Guatemala [Member]
Operating segments [Line Items]
Total interest and valuation		865,038		869,329
Interest income on loans and financial leases		767,986		763,031
Total Debt investments		100,193		96,081
Derivatives		0		5,323
Total liquidity operations		(3,141)		4,894
Interest expenses		(348,726)		(348,219)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		516,312		521,110
Total credit impairment charges, net		(125,877)		(127,839)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		390,435		393,271
Revenues (Expenses) from transactions with other operating segments of the Bank		(972)		701
Total fees and commission income, net		101,565		58,745
Other operating income		54,246		55,942
Dividends received, and share of profits of equity method investees		608		779
Joint venture impairment		0
Total operating income, net		545,882		509,438
Operating expenses	[1]	(343,646)		(323,001)
Impairment, depreciation and amortization		(101,392)		(112,429)
Total operating expenses		(445,038)		(435,430)
Profit before tax		100,844		74,008
Trust [Member]
Operating segments [Line Items]
Total interest and valuation		794		827		626
Interest income on loans and financial leases		0		0		0
Total Debt investments		193		283		185
Derivatives		0		0		0
Total liquidity operations		601		544		441
Interest expenses		(102)		(20)		(367)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		692		807		259
Total credit impairment charges, net		(549)		(164)		(3,204)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		143		643		(2,945)
Revenues (Expenses) from transactions with other operating segments of the Bank		(33,024)		(22,893)		(21,833)
Total fees and commission income, net		283,666		238,745		218,190
Other operating income		13,560		13,500		16,507
Dividends received, and share of profits of equity method investees		18,249		16,873		13,573
Joint venture impairment		0
Total operating income, net		282,594		246,868		223,492
Operating expenses		(113,482)	[1]	(87,951)	[1]	(85,918)	[2]
Impairment, depreciation and amortization		(540)		(612)		(466)	[3]
Total operating expenses		(114,022)		(88,563)		(86,384)
Profit before tax		168,572		158,305		137,108
Investment banking [Member]
Operating segments [Line Items]
Total interest and valuation		94	[4]	136		287
Interest income on loans and financial leases		0	[4]	0		0
Total Debt investments		94	[4]	136		287
Derivatives		0	[4]	0		0
Total liquidity operations		0	[4]	0		0
Interest expenses		0	[4]	0		(236)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		94	[4]	136		51
Total credit impairment charges, net		466	[4]	(423)		127
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		560	[4]	(287)		178
Revenues (Expenses) from transactions with other operating segments of the Bank		16,209	[4]	12,891		2,355
Total fees and commission income, net		28,695	[4]	19,821		29,327
Other operating income		1,886	[4]	2,285		2,080
Dividends received, and share of profits of equity method investees		(70,114)	[4]	202,062		40,018
Joint venture impairment	[4]	(173,339)
Total operating income, net		(196,103)	[4]	236,772		73,958
Operating expenses		(34,100)	[1],[4]	(26,662)	[1]	(22,635)	[2]
Impairment, depreciation and amortization		(133)	[4]	(93)		(93)	[3]
Total operating expenses		(34,233)	[4]	(26,755)		(22,728)
Profit before tax		(230,336)	[4]	210,017		51,230
Brokerage [Member]
Operating segments [Line Items]
Total interest and valuation		8,916		17,160		21,157
Interest income on loans and financial leases		0		0		0
Total Debt investments		15,147		18,094		14,999
Derivatives		(7,661)		(2,113)		5,161
Total liquidity operations		1,430		1,179		997
Interest expenses		(72)		(33)		(652)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		8,844		17,127		20,505
Total credit impairment charges, net		(147)		(25)		(177)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		8,697		17,102		20,328
Revenues (Expenses) from transactions with other operating segments of the Bank		53,075		38,677		31,734
Total fees and commission income, net		96,703		80,060		78,124
Other operating income		(11,647)		(9,923)		(6,325)
Dividends received, and share of profits of equity method investees		12,278		32,567		(1,473)
Joint venture impairment		0
Total operating income, net		159,106		158,483		122,388
Operating expenses		(101,255)	[1]	(110,317)	[1]	(111,255)	[2]
Impairment, depreciation and amortization		(1,398)		(1,980)		(1,274)	[3]
Total operating expenses		(102,653)		(112,297)		(112,529)
Profit before tax		56,453		46,186		9,859
Off shore [Member]
Operating segments [Line Items]
Total interest and valuation		444,649		442,107		291,249
Interest income on loans and financial leases		412,418		431,381		310,077
Total Debt investments		16,329		16,205		15,502
Derivatives		6,085		(7)		(26,392)
Total liquidity operations		9,817		(5,472)		(7,938)
Interest expenses		(226,304)		(252,030)		(215,592)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		218,345		190,077		75,657
Total credit impairment charges, net		6,541		(52,294)		(49,830)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		224,886		137,783		25,827
Revenues (Expenses) from transactions with other operating segments of the Bank		101,327		99,914		95,495
Total fees and commission income, net		16,270		27,502		32,325
Other operating income		5,280		15,961		16,281
Dividends received, and share of profits of equity method investees		(239,328)		(269,096)		(141,261)
Joint venture impairment		0
Total operating income, net		108,435		12,064		28,667
Operating expenses		(56,593)	[1]	(60,688)	[1]	(73,425)	[2]
Impairment, depreciation and amortization		(967)		(972)		(17,254)	[3]
Total operating expenses		(57,560)		(61,660)		(90,679)
Profit before tax		50,875		(49,596)		(62,012)
All other segments [Member]
Operating segments [Line Items]
Total interest and valuation		10,201		30,299		112,858
Interest income on loans and financial leases		13,000		25,819		109,062
Total Debt investments		735		3,145		1,425
Derivatives		(289)		(1,030)		0
Total liquidity operations		(3,245)		2,365		2,371
Interest expenses		(85,928)		(99,991)		(77,156)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		(75,727)		(69,692)		35,702
Total credit impairment charges, net		1,696		871		(3,219)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(74,031)		(68,821)		32,483
Revenues (Expenses) from transactions with other operating segments of the Bank		(48,931)		(39,721)		(24,263)
Total fees and commission income, net		12,569		13,724		10,334
Other operating income		874,126		874,978		772,959
Dividends received, and share of profits of equity method investees		(61,156)		(175,595)		(159,583)
Joint venture impairment		0
Total operating income, net		702,577		604,565		631,930
Operating expenses		(430,212)	[1]	(400,243)	[1]	(354,811)	[2]
Impairment, depreciation and amortization		(137,377)		(137,672)		(133,401)	[3]
Total operating expenses		(567,589)		(537,915)		(488,212)
Profit before tax		134,988		66,650		143,718
Total before elimination [Member]
Operating segments [Line Items]
Total interest and valuation		16,692,245		15,248,252		11,266,667
Interest income on loans and financial leases		15,974,011		14,546,855		10,953,240
Total Debt investments		859,731		740,996		366,070
Derivatives		(55,583)		(4,750)		31,835
Total liquidity operations		(85,914)		(34,849)		(84,478)
Interest expenses		(6,233,414)		(5,952,616)		(4,037,941)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		10,458,831		9,295,636		7,228,726
Total credit impairment charges, net		(3,470,421)		(2,401,488)		(1,675,099)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		6,988,410		6,894,148		5,553,627
Revenues (Expenses) from transactions with other operating segments of the Bank		0		0		0
Total fees and commission income, net		2,504,193		2,046,443		1,993,069
Other operating income		1,612,680		1,576,733		1,389,530
Dividends received, and share of profits of equity method investees		(385,242)		(451,722)		(217,998)
Joint venture impairment		(173,339)
Total operating income, net		10,546,702		10,065,602		8,718,228
Operating expenses		(6,749,100)	[1]	(6,139,690)	[1]	(5,421,007)	[2]
Impairment, depreciation and amortization		(478,709)		(513,801)		(477,285)	[3]
Total operating expenses		(7,227,809)		(6,653,491)		(5,898,292)
Profit before tax		3,318,893		3,412,111		2,819,936
Adjustments for consolidation [Member]
Operating segments [Line Items]
Total interest and valuation	[5]	(6,568)		500,553		2,977
Interest income on loans and financial leases	[5]	(426)		473,487		0
Total Debt investments	[5]	0		1,718		0
Derivatives	[5]	(6,084)		0		0
Total liquidity operations	[5]	(58)		25,348		2,977
Interest expenses	[5]	428		(100,484)		0
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	[5]	(6,140)		400,069		2,977
Total credit impairment charges, net	[5]	8,576		(329,664)		(2)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	[5]	2,436		70,405		2,975
Revenues (Expenses) from transactions with other operating segments of the Bank	[5]	0		0		0
Total fees and commission income, net	[5]	0		272,521		(25)
Other operating income	[5]	19,666		(89,610)		(16,828)
Dividends received, and share of profits of equity method investees	[5]	651,412		628,414		429,572
Joint venture impairment	[5]	0
Total operating income, net	[5]	673,514		881,730		415,694
Operating expenses	[5]	538	[1]	(321,551)	[1]	5	[2]
Impairment, depreciation and amortization	[5]	(174)		(4,008)		0	[3]
Total operating expenses	[5]	364		(325,559)		5
Profit before tax	[5]	$ 673,878		$ 556,171		$ 415,699

[1]	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.
[2]	Includes staff costs, administration and general expenses, contributions and other tax burdens and others.
[3]	The Bank inadvertently inverted the label of the amounts reported for Operating Expenses and Depreciation and Amortization in 2015. There was no impact in total operating expenses or profit before tax.
[4]	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A.For more information see Note 7 Investments in associates and joint ventures
[5]	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.